UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06143

        Credit Suisse Global Fixed Income Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Global Fixed Income Fund
Schedule of Investments
July 31, 2005 (unaudited)

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS (101.2%)
Australia (2.0%)
Banks (2.0%)
$3,800	Queensland Treasury Corp.	(AAA , Aaa)	06/14/11	6.000	$2,993,866

TOTAL AUSTRALIA					2,993,866

Austria (1.0%)
Banks (1.0%)
160,000 (A)	Osterreichische Kontrollbank AG, Global
	Government Guaranteed Notes	(AAA , Aaa)	03/22/10	1.800	1,517,284

TOTAL AUSTRIA					1,517,284

Belgium (2.4%)
Sovereign (2.4%)
1,000	Kingdom of Belgium	(AA+ , Aa1)	03/28/09	3.750	1,267,380
1,500	Kingdom of Belgium	(AA+ , Aa1)	03/28/28	5.500	2,312,200

TOTAL BELGIUM					3,579,580

Bermuda (0.1%)
Insurance (0.1%)
130 (B)	Everest Reinsurance Holdings, Notes	(A- , A3)	10/15/14	5.400	130,551

TOTAL BERMUDA					130,551

Canada (2.5%)
Chemicals (0.1%)
185 (B)	Methanex Corp., Yankee Notes	(BBB- , Ba1)	08/15/05	7.750	184,769

Media (0.1%)
130 (B)	Thomson Corp., Global Notes	(A- , A3)	01/05/12	6.200	139,143

Mining (0.2%)
260 (B)	Falconbridge, Ltd., Notes	(BBB- , Baa3)	06/15/17	5.500	257,327

Oil & Gas (0.2%)
65 (B)	Canadian Natural Resources, Ltd.,
	Yankee Notes	(BBB+ , Baa1)	07/15/11	6.700	70,663
155 (B)	Nexen, Inc., Yankee Notes	(BBB- , Baa2)	03/10/35	5.875	154,256

					224,919

Pipelines (0.0%)
75 (B)	Trans-Canada Pipelines, Ltd., Yankee Bonds	(A- , A2)	01/15/15	4.875	74,527

Retail (0.8%)
650 (C)	Finning International, Inc., Euro Non-Dollar
	Senior Notes	(BBB+ , NR)	05/30/13	5.625	1,162,186

Sovereign (1.1%)
180,000 (A)	Government of Canada	(AAA , Aaa)	03/23/09	1.900	1,699,016

TOTAL CANADA					3,741,887

Chile (0.1%)
Electric (0.1%)
125 (B)	Compania Nacional de Transmision Electrica SA,
	Global Senior Notes	(A- , Baa1)	04/15/11	7.875	141,272

TOTAL CHILE					141,272

Denmark (0.9%)
Electric (0.9%)
1,000	Elsam A/S, Senior Notes	(BBB+ , NR)	06/21/11	4.625	1,301,402

TOTAL DENMARK					1,301,402

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Finland (1.6%)
Sovereign (1.6%)
$1,900	Republic of Finland, Senior Unsubordinated
	Notes	(AAA , Aaa)	07/04/06	2.750	$2,320,476

TOTAL FINLAND					2,320,476

France (8.2%)
Diversified Financials (0.8%)
1,000	Banque Psa Finance, Series EMTN, Notes	(A- , A2)	01/30/07	4.875	1,257,743

Food (0.8%)
680 (C)	Carrefour SA, Series EMTN, Senior Unsubordinated
	Notes	(A+ , A1)	12/19/12	5.375	1,234,798

Sovereign (4.6%)
3,200	Government of France	(AAA , Aaa)	04/25/07	5.500	4,099,887
1,000	Government of France	(AAA , Aaa)	07/12/10	2.500	1,205,480
1,100	Government of France	(AAA , Aaa)	10/25/16	5.000	1,542,192

					6,847,559

Telecommunications (0.5%)
552	France Telecom SA, Series EMTN, Senior
	Unsubordinated Notes	(A- , A3)	12/23/09	7.000	780,525

Water (1.5%)
1,100	Suez SA, Bonds	(A- , A2)	10/13/09	5.875	1,490,128
500	Veolia Environnement, Series EMTN, Senior Notes	(BBB , A3)	06/27/08	5.875	661,134

					2,151,262

TOTAL FRANCE					12,271,887

Germany (9.7%)
Banks (3.6%)
285,000 (A)	Landwirtschaftliche Rentenbank, Series EMTN,
	Foreign Government Guaranteed Notes	(AAA , Aaa)	09/30/08	0.650	2,578,826
300,000 (A)	Landwirtschaftliche Rentenbank, Series EMTN,
	Unsubordinated Notes	(AAA , Aaa)	04/25/13	1.375	2,756,227

					5,335,053

Sovereign (6.1%)
1,300	Federal Republic of Germany	(AAA , Aaa)	01/04/07	6.000	1,661,703
1,400	Federal Republic of Germany	(AAA , Aaa)	01/04/12	5.000	1,909,629
4,200	Federal Republic of Germany	(AAA , Aaa)	01/04/13	4.500	5,604,120

					9,175,452

TOTAL GERMANY					14,510,505

Ireland (1.7%)
Asset Backed Securities (0.9%)
1,350 (B)	Pure Mortgages, Series 2004-1A, Class A#	(AAA , Aaa)	02/28/34	3.620	1,350,000

Banks (0.8%)
1,000	Depfa ACS Bank, Rule 144A‡	(AAA , Aaa)	04/15/08	3.250	1,240,135

TOTAL IRELAND					2,590,135

Italy (4.5%)
Sovereign (4.5%)
3,000	Republic of Italy	(AA- , Aa2)	02/01/06	2.750	3,654,651
1,000	Republic of Italy	(AA- , Aa2)	05/01/09	4.500	1,298,630
190,000 (A)	Republic of Italy	(AA- , Aa2)	02/23/10	1.800	1,798,385

TOTAL ITALY					6,751,666

Japan (2.8%)
Banks (1.5%)
250,000	Japan Bank Foreign International Cooperative,
	Government Guaranteed Notes	(AA- , Aaa)	03/19/08	0.350	2,244,988

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Japan
Electric (0.9%)
$1,000 (D)	Tokyo Electric Power Company, Inc., Euro Notes	(AA- , Aa3)	03/27/07	5.125	$1,267,979

Sovereign (0.4%)
80,000	Development Bank of Japan, Global Government
	Guaranteed Notes	(AA- , Aa1)	06/20/23	1.050	626,293

TOTAL JAPAN					4,139,260

Luxembourg (1.2%)
Miscellaneous Manufacturing (0.1%)
100 (B)	Tyco International Group SA, Yankee Company
	Guaranteed Notes	(BBB , Baa3)	10/15/11	6.375	108,467

Multi-National (0.7%)
110,000 (A)	European Investment Bank	(AAA , Aaa)	06/20/17	1.400	980,812

Telecommunications (0.4%)
500	SES Global, Company Guaranteed Notes	(BBB+ , Baa2)	11/19/08	4.500	636,213

TOTAL LUXEMBOURG					1,725,492

Malaysia (0.3%)
Oil & Gas (0.3%)
320 (B)	Petroliam Nasional Berhad, Rule 144A, Bonds‡§	(A- , A1)	08/15/15	7.750	387,237

TOTAL MALAYSIA					387,237

Mexico (0.8%)
Sovereign (0.8%)
370 (B)	United Mexican States, Global Notes	(BBB , Baa1)	12/30/19	8.125	448,255
365 (B)	United Mexican States, Series MTN,
	Global Notes	(BBB , Baa1)	01/16/13	6.375	386,718
290 (B)	United Mexican States, Series MTNA,
	Global Notes	(BBB , Baa1)	04/08/33	7.500	332,630

TOTAL MEXICO					1,167,603

Netherlands (6.2%)
Diversified Financials (0.3%)
485 (B)	BTM Curacao Holdings NV, Rule 144A,
	Bank Guaranteed Notes
	(Callable 07/21/10 @ $100.00)#‡	(A- , A2)	07/21/15	4.760	482,391

Sovereign (5.1%)
3,290	Government of the Netherlands	(AAA , Aaa)	07/15/09	3.750	4,180,285
2,500	Government of the Netherlands	(AAA , Aaa)	07/15/12	5.000	3,420,435

					7,600,720

Telecommunications (0.8%)
280 (B)	Deutsche Telekom International Finance BV,
	Global Company Guaranteed Notes	(A- , A3)	06/15/30	8.250	375,698
550	Olivetti Finance NV, Series EMTN, Company
	Guaranteed Notes	(BBB+ , Baa2)	01/24/08	5.875	717,302

					1,093,000

TOTAL NETHERLANDS					9,176,111

Norway (1.1%)
Diversified Financials (1.1%)
180,000 (A)	Eksportfinans ASA, Global Bonds	(AA+ , Aaa)	06/21/10	1.800	1,695,468

TOTAL NORWAY					1,695,468

South Korea (0.3%)
Banks (0.3%)
520 (B)	Korea Development Bank, Global Notes	(A , A3)	07/20/09	4.750	520,437

TOTAL SOUTH KOREA					520,437

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Spain (4.1%)
Banks (0.4%)
$500	Banco Bilbao Vizcaya Argentaria SA, Notes	(NR , Aaa)	02/25/15	3.500	$613,733

Sovereign (3.7%)
1,800	Kingdom of Spain	(AAA , Aaa)	03/31/07	7.350	2,368,417
1,900	Kingdom of Spain	(AAA , Aaa)	07/30/32	5.750	3,083,269

					5,451,686

TOTAL SPAIN					6,065,419

Sweden (2.5%)
Sovereign (1.9%)
19,000	Government of Sweden	(AAA , Aaa)	08/12/15	4.500	2,753,680

Telecommunications (0.6%)
650	Vattenfall Treasury AB, Series EMTN, Company
	Guaranteed Notes	(A- , A2)	04/29/24	5.375	906,109

TOTAL SWEDEN					3,659,789

United Kingdom (4.9%)
Agriculture (0.1%)
178 (D)	BAT International Finance PLC, Series EMTN,
	Company Guaranteed Notes	(BBB+ , Baa1)	06/29/12	3.625	215,240

Banks (1.6%)
1,500 (D)	HBOS Treasury Services PLC	(AAA , Aaa)	07/26/10	3.750	1,904,993
400 (B)	Royal Bank of Scotland Group PLC, Series 3,
	Global Bonds (Callable 12/31/05 @ $100.00)	(A , A1)	11/29/49	7.816	406,024

					2,311,017

Sovereign (3.2%)
930	UK Treasury Bonds	(AAA , Aaa)	03/07/07	4.500	1,646,903
1,650	UK Treasury Bonds	(AAA , Aaa)	03/07/25	5.000	3,158,390

					4,805,293

TOTAL UNITED KINGDOM					7,331,550

United States (42.3%)
Aerospace & Defense (0.2%)
285	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	303,672

Asset Backed Securities (4.2%)
1,036	Asset Backed Funding Certificates,
	Series 2005-AQ1, Class A4#	(AAA , Aaa)	06/25/35	5.010	1,030,011
500	Asset Backed Funding Certificates,
	Series 2005-AQ1, Class M1#	(AA , Aa)	06/25/35	5.240	491,720
530	CIT Group Home Equity Loan Trust,
	Series 2003-1, Class M1	(AA , Aa2)	10/20/32	4.670	521,652
780	Countrywide Asset-Backed Certificates,
	Series 2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	769,389
975	DaimlerChrysler Auto Trust, Series 2004-B,
	Class A4	(AAA , Aaa)	10/08/09	3.710	961,594
735	First Franklin Mortgage Loan Asset-Backed
	Certificates, Series 2005-FF5, Class A2B#	(AAA , Aaa)	03/25/35	3.690	734,541
505	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class M1#	(AA , Aa1)	09/25/35	3.890	505,450
1,086	MBNA Credit Card Master Note Trust, Series
	2002-C1, Class C1‡‡	(BBB , Baa2)	07/15/14	6.800	1,187,303

					6,201,660

Banks (1.2%)
210	Bank of America Corp., Global Notes	(AA- , Aa2)	10/01/10	4.250	206,412
330	Bank of America Corp., Global Senior Notes	(AA- , Aa2)	01/15/08	3.875	326,216
140	Bank of America Corp., Rule 144A,
	Company Guaranteed Notes
	(Callable 12/31/06 @ $104.04)‡	(A , Aa3)	12/31/26	8.070	151,274

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Banks
$380	Bank of New York Company, Inc.,
	Senior Subordinated Notes
	(Callable 03/15/08 @ $100.00)#	(A , A1)	03/15/13	3.400	$366,769
500	Fifth Third Bank, Subordinated Notes	(A+ , Aa2)	02/01/15	4.750	492,441
175	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	184,974
100	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	98,678

					1,826,764

Chemicals (0.2%)
250	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	247,934

Diversified Financials (3.8%)
800	BAE Systems Holdings, Inc., Rule 144A, Notes‡	(BBB , Baa2)	08/15/15	5.200	794,713
215	Citigroup, Inc., Global Subordinated Notes	(A+ , Aa2)	09/15/14	5.000	215,663
185	Ford Motor Credit Co., Global Notes§	(BB+ , Baa3)	01/25/07	6.500	187,001
100	Ford Motor Credit Co., Global Notes§	(BB+ , Baa3)	01/15/10	5.700	94,335
75	Ford Motor Credit Co., Global Notes§	(BB+ , Baa3)	10/01/13	7.000	72,975
155	General Electric Capital Corp., Global Notes	(AAA , Aaa)	03/04/15	4.875	155,560
1,000	General Electric Capital Corp., Global Notes#	(AAA , Aaa)	03/04/08	3.390	1,000,739
320	General Electric Capital Corp., Series MTNA,
	Global Notes	(AAA , Aaa)	06/15/12	6.000	342,815
60	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	12/01/14	6.750	56,608
230	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	230,817
585	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	575,610
110	JPMorgan Chase & Co., Global Notes	(A+ , Aa3)	03/01/15	4.750	107,752
190	MBNA America Bank, Rule 144A, Subordinated
	Notes‡	(BBB , Baa2)	03/15/08	6.750	200,465
200	Merrill Lynch & Company, Inc., Series MTNB,
	Notes	(A+ , Aa3)	03/10/06	2.470	198,251
200	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	194,741
250	OMX Timber Finance Investment LLC, Rule 144A,
	Company Guaranteed Notes
	(Callable 10/31/19 @ $100.00)#‡	(A+ , Aa3)	01/29/20	5.420	253,031
250	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	245,530
675	Toll Brothers Finance Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	11/15/12	6.875	740,145

					5,666,751

Electric (0.9%)
84	American Electric Power Company, Inc.,
	Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	85,133
100	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	104,819
70	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	71,994
100	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	98,902
170	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	169,223
300	Oklahoma Gas & Electric Co., Bonds
	(Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	316,153
70	Old Dominion Electric Cooperative, Series A,
	Secured Notes	(AAA , Aaa)	06/01/11	6.250	75,315
130	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	144,951
230	TXU Corp., Rule 144A, Notes‡	(BB+ , Ba1)	11/15/14	5.550	225,372

					1,291,862

Entertainment (0.1%)
130	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58)	(CCC+ , B3)	02/01/11	9.500	129,675

Environmental Control (0.4%)
525	Waste Management, Inc., Global Company
	Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	658,625

Gas (0.1%)
135	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	136,261

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Home Builders (2.1%)
$765	Centex Corp., Senior Notes	(BBB , Baa2)	11/01/10	4.550	$747,163
1,160	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	02/15/15	5.250	1,129,111
1,100	Lennar Corp., Rule 144A, Senior Unsecured
	Notes‡	(BBB , Baa3)	05/31/15	5.600	1,109,083
150	Pulte Homes, Inc., Notes	(BBB- , Baa3)	02/15/35	6.000	143,899

					3,129,256

Insurance (1.9%)
550	American International Group, Inc., Global Notes#	(AA , Aaa)	05/15/13	4.250	525,887
290	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	283,996
200,000 (A)	GE Financial Assurance Holdings, Inc., Global
	Notes	(A , A2)	06/20/11	1.600	1,809,649
80	Nationwide Mutual Insurance Co., Rule 144A,
	Bonds (Callable 04/15/14 @ $100.00)‡	(A- , A2)	04/15/34	6.600	81,602
75	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	83,144

					2,784,278

Investment Company (0.1%)
125	Frank Russell Co., Rule 144A, Company
	Guaranteed Notes‡	(AAA , Aa1)	01/15/09	5.625	129,518

Lodging (0.0%)
21	Windsor Woodmont Black Hawk, Series B,
	First Mortgage Notesø	(NR , NR)	03/15/05	13.000	1,627

Media (0.5%)
250	CCO Holdings LLC, Global Senior Notes
	(Callable 11/15/08 @ $104.38)§	(CCC- , B3)	11/15/13	8.750	251,250
75	Comcast Cable Communications Holdings, Inc.,
	Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	90,289
150	News America Holdings, Inc., Company
	Guaranteed Notes	(BBB- , Baa3)	02/01/13	9.250	187,918
85	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	101,467
90	Time Warner, Inc., Global Company Guaranteed
	Notes	(BBB+ , Baa1)	04/15/31	7.625	111,245

					742,169

Mining (0.3%)
455	Phelps Dodge Corp., Senior Notes	(BBB , Baa2)	03/15/34	6.125	472,569

Miscellaneous Manufacturing (0.1%)
245	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	241,084

Mortgage Backed Securities (19.6%)
560	Fannie Mae Global Bonds^^	(AAA , Aaa)	11/15/30	6.625	705,332
710	Fannie Mae Global Notes^^	(AAA , Aaa)	11/15/10	6.625	783,099
400,000 (A)	Fannie Mae Global Senior Notes‡‡	(AAA , Aaa)	10/09/07	2.125	3,722,100
1,532	Fannie Mae Pool #255552‡‡	(AAA , Aaa)	11/01/34	6.500	1,585,646
464	Fannie Mae Pool #703337^^	(AAA , Aaa)	04/01/33	5.500	466,538
1,158	Fannie Mae Pool #725248‡‡	(AAA , Aaa)	03/01/34	5.000	1,142,731
1,074	Fannie Mae Pool #733035‡‡	(AAA , Aaa)	08/01/33	4.500	1,031,618
323	Fannie Mae Pool #757490‡‡	(AAA , Aaa)	01/01/34	5.500	325,340
633	Fannie Mae Pool #763676‡‡	(AAA , Aaa)	01/01/34	5.500	637,010
555	Fannie Mae Pool #794268‡‡	(AAA , Aaa)	09/01/34	6.500	574,532
650	Federal Home Loan Bank Global Bonds^^	(AAA , Aaa)	06/18/14	5.250	683,528
800	FHLMC TBA	(AAA , Aaa)	08/01/35	5.500	804,500
2,465	FNMA TBA	(AAA , Aaa)	08/01/35	5.000	2,428,025
7,645	FNMA TBA	(AAA , Aaa)	08/01/35	5.500	7,800,285
805	Freddie Mac Global Notes^^	(AAA , Aaa)	11/15/13	4.875	826,039
1,425	Freddie Mac Global Subordinated Notes^^	(AAA , Aaa)	03/21/11	5.875	1,512,746
1,000 (D)	Freddie Mac Global Unsubordinated Notes‡‡	(AAA , Aaa)	01/15/14	4.375	1,315,251
440	JPMorgan Chase Commercial Mortgage Securities
	Corp., Series 2004-CB9, Class A1	(AAA , Aaa)	06/12/41	3.475	430,552

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Mortgage Backed Securities
$1,640	JPMorgan Chase Commercial Mortgage
	Securities Corp., Series 2005-CB12,
	Class AM#‡‡	(AAA , Aaa)	09/12/37	4.948	$1,648,138
755	LB-UBS Commercial Mortgage Trust,
	Series 2005-C3, Class AM	(AAA , Aaa)	07/15/40	4.794	744,791

					29,167,801

Oil & Gas (0.6%)
235	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	279,723
175	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	189,416
320	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes#‡	(BBB , Baa1)	06/15/10	4.710	330,400
155	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	155,608

					955,147

Pipelines (0.1%)
145	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	144,882

Real Estate (0.0%)
10	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	9,822

Software (0.2%)
260	First Data Corp., Senior Notes§	(A+ , A1)	06/15/15	4.950	258,513

Telecommunications (0.7%)
150	ALLTEL Corp., Notes	(A , A2)	05/17/07	4.656	150,540
275	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	275,075
55	New Cingular Wireless Services, Inc., Global
	Senior Notes	(A , Baa2)	03/01/31	8.750	76,217
135	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	135,981
100	Sprint Capital Corp., Global Company Guaranteed
	Notes	(BBB- , Baa3)	01/30/11	7.625	112,987
80	Sprint Capital Corp., Global Company Guaranteed
	Notes	(BBB- , Baa3)	03/15/32	8.750	110,427
160	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	162,261

					1,023,488

Transportation (0.1%)
125	Horizon Lines LLC, Rule 144A, Notes
	(Callable 11/01/08 @ $104.50)‡	(CCC+ , B3)	11/01/12	9.000	134,687

United States Treasury Obligations (4.9%)
1,392	Treasury Inflation-Index Notes‡‡§	(AAA , Aaa)	07/15/14	2.000	1,407,864
4,368	Treasury Inflation-Index Notes‡‡§	(AAA , Aaa)	01/15/15	1.625	4,272,144
1,367	Treasury Inflation-Index Notes‡‡§	(AAA , Aaa)	01/15/25	2.375	1,443,185
170	United States Treasury Notes§	(AAA , Aaa)	05/15/15	4.125	167,902

					7,291,095

TOTAL UNITED STATES					62,949,140

TOTAL BONDS (Cost $146,443,358)					150,668,017

Number of
Shares

COMMON STOCK (0.0%)
United States (0.0%)
Food (0.0%)
16	Archibald Candy Corp.*^ (Cost $1,360)				0

TOTAL UNITED STATES					0

Number of
Shares		Maturity	Rate%	Value

PREFERRED STOCK (0.2%)
United States (0.2%)
Telecommunications (0.2%)
240	Centaur Funding Corp., Series B, Rule 144A‡
	(Cost $279,079)			$317,325

TOTAL UNITED STATES				317,325

SHORT-TERM INVESTMENTS (10.2%)
8,751,725	State Street Navigator Prime Fund§§			8,751,725

Par[1]
(000)

$6,180	State Street Bank and Trust Co. Euro Time Deposit^^	08/01/05	2.350	6,180,000
125	United States Treasury Bills^^	08/04/05	2.900	124,971
50	United States Treasury Bills	09/15/05	2.975	49,802

TOTAL SHORT-TERM INVESTMENTS (Cost $15,106,498)				15,106,498

TOTAL INVESTMENTS AT VALUE (111.6%) (Cost $161,830,295)				166,091,840
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.6%)				(17,230,902)

NET ASSETS (100.0%)				$148,860,938

Open Futures Contracts
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts	Date	Amount	Value	(Depreciation)

U.S. Treasury 5 Year
Notes Futures	(42)	9/21/05	$(4,530,415)	$(4,502,531)	$27,884
U.S. Treasury 10 Year
Notes Futures	(148)	9/21/05	(16,635,840)	(16,425,688)	210,152

			(21,166,255)	(20,928,219)	238,036

U.S. Treasury 20 Year Bonds	9	9/21/05	1,050,851	1,037,813	(13,038)
U.S. Treasury 2 Year
Notes Futures	1	9/30/05	207,348	206,484	(864)

			1,258,199	1,244,297	(13,902)

			$(19,908,056)	$(19,683,922)	$224,134

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Foreign Currency
Forward Foreign	Expiration	to be		Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)

Australian Dollar	9/21/2005	A$	7,800,000	$6,077,371	$5,911,243	$(166,128)
Australian Dollar	9/21/2005	A$	5,400,000	4,141,259	4,092,398	(48,861)
Australian Dollar	9/21/2005	A$	(530,000)	(406,457)	(401,661)	4,796
Australian Dollar	9/21/2005	A$	(10,030,805)	(7,622,159)	(7,601,862)	20,297
British Pound	9/14/2005		£(3,394,238)	(6,155,620)	(5,968,702)	186,918
British Pound	9/14/2005		£(245,226)	(446,067)	(431,226)	14,841
British Pound	9/21/2005		£(1,655,699)	(3,038,684)	(2,911,048)	127,636
British Pound	9/21/2005		£(1,227,000)	(2,227,802)	(2,157,309)	70,493
British Pound	9/21/2005		£2,492,697	4,546,553	4,382,657	(163,896)
British Pound	9/21/2005		£4,273,000	7,442,280	7,512,782	70,502
British Pound	9/21/2005		£4,076,000	7,400,589	7,166,416	(234,173)
Canadian Dollar	9/21/2005	C$	3,289,000	3,092,967	3,127,648	34,681
Canadian Dollar	9/21/2005	C$	1,815,795	1,500,000	1,483,199	(16,801)
Canadian Dollar	9/21/2005	C$	(1,837,950)	(1,500,000)	(1,501,296)	(1,296)
Danish Kroner	9/21/2005	DKK	4,874,000	793,294	795,301	2,007
European Economic Unit	9/14/2005		€(43,367,192)	(54,544,784)	(52,771,902)	1,772,882
European Economic Unit	9/14/2005		€(1,489,493)	(1,812,177)	(1,812,508)	(331)
European Economic Unit	9/21/2005		€821,434	994,223	999,884	5,661
European Economic Unit	9/21/2005		€4,972,460	6,013,843	6,052,687	38,844
European Economic Unit	9/21/2005		€1,833,000	2,210,324	2,231,205	20,881
European Economic Unit	9/21/2005		€38,900,000	47,232,769	47,350,717	117,948
European Economic Unit	9/21/2005		€(12,440,000)	(15,156,131)	(15,142,492)	13,639
European Economic Unit	9/21/2005		€(5,015,306)	(6,025,746)	(6,104,842)	(79,096)
European Economic Unit	9/21/2005		€(1,240,000)	(1,497,418)	(1,509,380)	(11,962)
European Economic Unit	9/21/2005		€(4,800,000)	(5,828,208)	(5,842,762)	(14,554)
Japanese Yen	9/14/2005		¥(2,196,066,595)	(20,566,657)	(19,679,125)	887,532
Japanese Yen	9/14/2005		¥(108,695,813)	(1,004,583)	(974,032)	30,551
Japanese Yen	9/21/2005		¥(110,565,068)	(994,224)	(991,512)	2,712
Japanese Yen	9/21/2005		¥(78,456,000)	(727,950)	(703,568)	24,382
Japanese Yen	9/21/2005		¥3,234,755,000	29,918,193	29,008,247	(909,946)
Japanese Yen	9/21/2005		¥416,090,562	3,714,000	3,731,367	17,367
Norwegian Krone	9/21/2005	NKr	20,855,000	3,207,030	3,226,392	19,362
Norwegian Krone	9/21/2005	NKr	(20,855,000)	(3,219,090)	(3,226,393)	(7,303)
New Zealand Dollar	9/21/2005	NZ$	2,128,795	1,521,343	1,447,446	(73,897)
New Zealand Dollar	9/21/2005	NZ$	1,878,000	1,328,066	1,276,922	(51,144)
New Zealand Dollar	9/21/2005	NZ$	(4,000,000)	(2,828,680)	(2,719,747)	108,933
Swedish Krona	9/21/2005	SKr	11,615,700	1,497,419	1,501,626	4,207
Swedish Krona	9/21/2005	SKr	28,920,000	3,783,756	3,738,649	(45,107)
Swedish Krona	9/21/2005	SKr	(21,512,560)	(2,794,753)	(2,781,048)	13,705
Swedish Krona	9/21/2005	SKr	(23,228,400)	(3,038,685)	(3,002,864)	35,821
Swiss Franc	9/21/2005	Chf	3,817,588	2,999,834	2,982,972	(16,862)
Swiss Franc	9/21/2005	Chf	7,700,000	6,025,747	6,016,596	(9,151)
Swiss Franc	9/21/2005	Chf	(11,547,746)	(8,924,654)	(9,023,132)	(98,478)

				$(4,919,669)	$(3,222,057)	$1,697,612

INVESTMENT ABBREVIATIONS BKNT = Bank Notes EMTN =Euro Medium Term Notes MTN = Medium Term Notes MTNA = Medium Term Notes Series A MTNB = Medium Term Notes Series B TBA = To be Announced NR = Not Rated

1	Unless otherwise indicated below, all securities are denominated in the currency of the issuer’s country of origin.
†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service,
Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of
$5,837,232 or 3.9% of net assets.
#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2005.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of
Directors.
‡‡	Collateral segregated for futures contracts.
^^	Collateral segregated for TBA securities.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
(A)	Denominated in Japanese Yen.
(B)	Denominated in U.S Dollar.
(C)	Denominated in British Pound Sterling.
(D)	Denominated in Euro.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $161,830,295, $5,790,690, $(1,529,145) and $4,261,545, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Global Fixed Income Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005